Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss.
Schedule of financial assets

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Contingent refundable consideration	676	—
Wealth management products	2,070,977	690,627
	2,071,653	690,627